Cover	Jun. 19, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) supplements the disclosures previously made pursuant to Item 5.02 in the Current Report on Form 8-K filed on June 13, 2023 (the “Original Report”) by United-Guardian, Inc. (the “Company”). The Original Report announced that the Company’s Board of Directors (“Board”) had appointed Donna Vigilante to be the Company’s new President. At the time of that disclosure the Company had not yet finalized the compensation that would be paid to Ms. Vigilante. On June 19, 2023 the Board’s Compensation Committee (“Committee”) met to determine what Ms. Vigilante’s annual salary would be, and decided that Mr. Vigilante would be paid an annual salary of $210,000. She will also be entitled to participate in the Company’s profit-sharing plan, with profit-sharing bonuses to be determined by the Committee for Ms. Vigilante and the rest of the employees of the Company when it meets again in March 2024. During that same meeting the Committee will also determine whether Ms. Vigilante’s annual salary should be increased. There is no written employment agreement between Ms. Vigilante and the Company.
Document Period End Date	Jun. 19, 2023
Entity File Number	001-10526
Entity Registrant Name	United-Guardian, Inc.
Entity Central Index Key	0000101295
Entity Tax Identification Number	11-1719724
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	230 Marcus Boulevard
Entity Address, City or Town	Hauppauge
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11788
City Area Code	(631)
Local Phone Number	273-0900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value per share
Trading Symbol	UG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable